SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)				9 Months Ended		12 Months Ended
	Nov. 06, 2023	Oct. 20, 2023	Oct. 20, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents				$ 2,327,337		$ 118,734
Cash equivalents				$ 0		0
Effective tax rate				5.10%	37.50%
Income tax statutory rate (in percent)				21.00%	21.00%
Warrants outstanding				12,997,740
Digital Health Acquisition Corp.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents						1,863	$ 106,998
Working capital						7,982,537
Cash equivalents						$ 0	$ 0
Effective tax rate						0.00%	(6.10%)
Income tax statutory rate (in percent)						21.00%	21.00%
Uncertain tax positions						$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties						$ 0	$ 0
Warrants outstanding						12,057,000	12,057,000
Anti-dilutive securities attributable to warrants (in shares)						0	0
Percentage of common stock shares to be redeemed or repurchased upon failure to consummate business combination						100.00%
Number of shares redeemed		10,805,877					10,805,877
Excise tax						$ 72,396
Private Placement Warrants | Digital Health Acquisition Corp.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants outstanding						12,256,999
Common stock subject to possible redemption | Common Stock | Digital Health Acquisition Corp.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares redeemed	579,157		10,805,877			579,157
Value of shares redeemed						$ 6,462,504